Segments - Summary of Results by Segment (Detail) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jan. 01, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Net interest income/(expense)	£ 1,811	£ 1,922
Non-interest income/(expense)	501	591
Total operating income/(expense)	2,312	2,513
Operating expenses before credit impairment losses, provisions and charges	(1,283)	(1,215)
Credit impairment (losses)/releases	(91)	(48)
Provisions for other liabilities and charges	(33)	(186)
Total credit impairment losses, provisions and (charges)/releases	(124)	(234)
Profit before tax	905	1,064
Revenue from external customers	2,312	2,513
Inter-segment revenue	2,312	2,513
Total operating income/(expense)	2,312	2,513
Current account and debit card fees	338	357
Insurance, protection and investments	46	48
Credit cards	45	44
Non-banking and other fees	155	160
Total fee and commission income	584	609
Total assets	316,632		£ 314,505	£ 314,765
Of which assets held for sale	24,241			0
Total liabilities	300,063			298,560
Of which liabilities held for sale	26,616			0
Retail Banking [member]
Disclosure of operating segments [line items]
Net interest income/(expense)	1,587	1,657
Non-interest income/(expense)	305	300
Total operating income/(expense)	1,892	1,957
Operating expenses before credit impairment losses, provisions and charges	(965)	(919)
Credit impairment (losses)/releases	(52)	(39)
Provisions for other liabilities and charges	(33)	(155)
Total credit impairment losses, provisions and (charges)/releases	(85)	(194)
Profit before tax	842	844
Revenue from external customers	2,170	2,272
Total operating income/(expense)	1,892	1,957
Current account and debit card fees	311	330
Insurance, protection and investments	46	48
Credit cards	45	44
Non-banking and other fees	73	65
Total fee and commission income	475	487
Total assets	177,374			174,524
Of which assets held for sale	306
Total liabilities	148,846			150,847
Of which liabilities held for sale	5,735
Commercial Banking [member]
Disclosure of operating segments [line items]
Net interest income/(expense)	204	191
Non-interest income/(expense)	40	37
Total operating income/(expense)	244	228
Operating expenses before credit impairment losses, provisions and charges	(135)	(109)
Credit impairment (losses)/releases	(22)	(3)
Provisions for other liabilities and charges	7	(29)
Total credit impairment losses, provisions and (charges)/releases	(15)	(32)
Profit before tax	94	87
Revenue from external customers	319	318
Total operating income/(expense)	244	228
Current account and debit card fees	13	14
Non-banking and other fees	28	30
Total fee and commission income	41	44
Total assets	19,028			19,391
Total liabilities	17,064			18,697
Corporate And Investment Banking [member]
Disclosure of operating segments [line items]
Net interest income/(expense)	33	33
Non-interest income/(expense)	171	201
Total operating income/(expense)	204	234
Operating expenses before credit impairment losses, provisions and charges	(150)	(145)
Credit impairment (losses)/releases	(18)	(9)
Provisions for other liabilities and charges	(2)
Total credit impairment losses, provisions and (charges)/releases	(20)	(9)
Profit before tax	34	80
Revenue from external customers	233	279
Total operating income/(expense)	204	234
Current account and debit card fees	14	13
Non-banking and other fees	49	65
Total fee and commission income	63	78
Total assets	55,482			51,078
Of which assets held for sale	23,814
Total liabilities	49,884			45,603
Of which liabilities held for sale	20,867
Corporate Centre [member]
Disclosure of operating segments [line items]
Net interest income/(expense)	(13)	41
Non-interest income/(expense)	(15)	53
Total operating income/(expense)	(28)	94
Operating expenses before credit impairment losses, provisions and charges	(33)	(42)
Credit impairment (losses)/releases	1	3
Provisions for other liabilities and charges	(5)	(2)
Total credit impairment losses, provisions and (charges)/releases	(4)	1
Profit before tax	(65)	53
Revenue from external customers	(410)	(356)
Total operating income/(expense)	(28)	94
Non-banking and other fees	5
Total fee and commission income	5
Total assets	64,748			69,772
Of which assets held for sale	121
Total liabilities	84,269			£ 83,413
Of which liabilities held for sale	15
Elimination of Intersegment Amounts [member] | Retail Banking [member]
Disclosure of operating segments [line items]
Inter-segment revenue	(278)	(315)
Elimination of Intersegment Amounts [member] | Commercial Banking [member]
Disclosure of operating segments [line items]
Inter-segment revenue	(75)	(90)
Elimination of Intersegment Amounts [member] | Corporate And Investment Banking [member]
Disclosure of operating segments [line items]
Inter-segment revenue	(29)	(45)
Elimination of Intersegment Amounts [member] | Corporate Centre [member]
Disclosure of operating segments [line items]
Inter-segment revenue	£ 382	£ 450